Intangibles Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangibles Assets, Net [Abstract]
Schedule of Intangible Assets	(a)The composition and movement of this caption as of the date of the consolidated statement of financial position is presented below:
	IT applications	Finite life intangible	Indefinite life intangible	Exploration cost and mining evaluation (b)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost

As of January 1, 2022	41,423	24,543	1,975	51,279	119,220
Additions	14,564	-	-	417	14,981
Disposals	(27)	-	-	-	(27)
Transfers and reclassifications, note 9	107	-	-	627	734
As of December 31, 2022	56,067	24,543	1,975	52,323	134,908
Additions	15,667	-	-	523	16,190
Sales and/or retirement	(593)	-	-	-	(593)
Transfers and reclassifications, note 9	66	-	-	-	66
As of December 31, 2023	71,207	24,543	1,975	52,846	150,571
Accumulated amortization
As of January 1, 2022	18,025	8,165	71	8,996	35,257
Additions	5,833	2,454	-	575	8,862
Transfers and reclassifications, note 9	-	-	-	3	3
As of December 31, 2022	23,858	10,619	71	9,574	44,122
Additions	6,939	2,454	-	313	9,706
Sales and/or retirement	(554)	-	-	-	(554)
As of December 31, 2023	30,243	13,073	71	9,887	53,274
Impairment
As of December 31, 2022	456	-	-	33,469	33,925
Additions	-	-	-	452	452
As of December 31, 2023	456	-	-	33,921	34,377
Net Carrying Value
As of December 31, 2022	31,753	13,924	1,904	9,280	56,861
As of December 31, 2023	40,508	11,470	1,904	9,038	62,920
(b)	As of December 31, 2023 and 2022, the exploration cost and mining evaluation include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.
(c)	As of December 31, 2023 and 2022, the Group evaluated the conditions of use of the projects related to the exploration and mining evaluation costs and its other intangibles, not finding any indicators of impairment in said assets, except specific additions to retirements for the year 2023.